Certain Transactions (Details) - USD ($) $ in Millions				3 Months Ended				6 Months Ended
	May 12, 2022	Nov. 01, 2021	Feb. 16, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2021
Certain Transactions (Details) [Line Items]
Aggregate purchase price		$ 29.3
Fair value					$ 23.8
Gain					$ 14.4
Changes in fair value of equity investment								$ 0.6
Total contingent payments aggregate amount								21.0
Exchange for outstanding shares, percentage			100.00%
Based earn-outs over term			2 years
Gain and loss equity investment				$ 1.3		$ 2.9
Debt and equity loss amount								2.3	$ 2.3
Debt equity gain amount								0.7	$ 0.7
Other current assets				23.5				23.5
Other current liabilities				$ 10.1				10.1
MakerBot [Member]
Certain Transactions (Details) [Line Items]
Equity method ownership percentage	45.60%
NPM Capital [Member]
Certain Transactions (Details) [Line Items]
Equity method ownership percentage	54.40%
Xaar 3D [Member]
Certain Transactions (Details) [Line Items]
Investment, description							During the fourth quarter of 2019, the Company entered into an agreement with Xaar plc (“Xaar”) to purchase additional shares of Xaar 3D that would increase its stake from 15 to 45 percent, with Xaar retaining the remaining 55 percent.
Additional interest amount								$ 15.7
Remaining acquire share, percentage		55.00%
MakerBot [Member]
Certain Transactions (Details) [Line Items]
Revaluation of an equity investment	$ 47.0
NPM Capital [Member]
Certain Transactions (Details) [Line Items]
Revaluation of an equity investment	$ 15.4